Expense Example - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2055 Portfolio	Apr. 30, 2025 USD ($)
VIP Freedom 2055 Portfolio - Service Class 2
Expense Example:
1 year	$ 88
3 years	276
5 years	481
10 years	1,071
VIP Freedom 2055 Portfolio - Service Class
Expense Example:
1 year	73
3 years	229
5 years	399
10 years	893
VIP Freedom 2055 Portfolio - Initial Class
Expense Example:
1 year	62
3 years	197
5 years	344
10 years	$ 773